Net Income per Limited Partner Unit and Cash Distributions (Tables)	9 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table presents Partnership’s calculation of net income per limited partner unit for common and subordinated limited partner units. Net income attributable to the periods prior to the IPO and to the Water Assets for periods prior to their acquisition on November 4, 2015 are not allocated to the limited partners for purposes of calculating net income per limited partner unit.

(in thousands, except unit data)	Three Months Ended September 30, 2015	Nine Months Ended September 30, 2015
Net income	$13,260	$39,976
Less: Pre-acquisition net income allocated to general partner (1)	990	6,306
Limited partner net income	$12,270	$33,670

Net income allocable to common units	$6,135	$16,835
Net income allocable to subordinated units	6,135	16,835
Limited partner net income	$12,270	$33,670

Weighted-average limited partner units outstanding - basic:
Common units	28,753,623	28,753,623
Subordinated units	28,753,623	28,753,623
Total	57,507,246	57,507,246

Weighted-average limited partner units outstanding - diluted:
Common units (2)	28,899,075	28,844,202
Subordinated units	28,753,623	28,753,623
Total	57,652,698	57,597,825

Net income per limited partner unit - basic:
Common units	$0.21	$0.59
Subordinated units	0.21	0.59
Total	$0.21	$0.59

Net income per limited partner unit - diluted:
Common units	$0.21	$0.58
Subordinated units (3)	0.21	0.59
Total	$0.21	$0.58

Cash distributions declared per limited partner unit: (4)
Common units	$0.1935	$0.5715
Subordinated units	0.1935	0.5715
Total	$0.1935	$0.5715
(1) Pre-acquisition net loss allocated to the general partner relates to operations of the Water Assets for periods prior to their acquisition on November 4, 2015.

(2)	Diluted weighted-average limited partner common units includes the effect of 145,452 and 90,579 units for the three and nine months ended September 30, 2015, respectively, related to phantom units.

(3)
Diluted net income per limited partner unit is presented as if all earnings for the period had been distributed, and while it appears that more income is allocated to the subordinated unit holders than the common unitholders based on the dilution of the common units from the LTIP for the three and nine months ended September 30, 2015, our partnership agreement prevents us from making a distribution to the subordinated unitholders in excess of those to the common unitholders.

(4)	See Note 12 for further discussion of cash distributions declared for the period presented.

Schedule of Incentive Distribution Rights
For any quarter in which the Partnership has distributed cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum distribution, then the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the incentive distribution rights holders within 60 days after the end of each quarter in the following manner:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Per Unit	Unitholders	Incentive Distribution Rights Holders
Minimum Quarterly Distribution	$0.1875	100%	—%
First Target Distribution	above $0.1875 up to $0.2156	100%	—%
Second Target Distribution	above $0.2156 up to $0.2344	85%	15%
Third Target Distribution	above $0.2344 up to $0.2813	75%	25%
Thereafter	above $0.2813	50%	50%